ACCOUNTS RECEIVABLE, NET (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Receivables [Abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE

Accounts receivable consisted of the following as of September 30, 2021 and December 31, 2020:

	September 30, 2021	December 31, 2020
Accounts receivable	$2,003,170	$2,468,038
Less: Allowance for doubtful accounts	-	-
Accounts receivable, net	$2,003,170	$2,468,038

Accounts receivable consisted of the following as of December 31, 2020 and 2019:

	2020	2019
Accounts receivable	$2,468,038	$146
Less: Allowance for doubtful accounts	-	-
Account receivable, net	$2,468,038	$146